Fair Value Measurements and Marketable Securities (Tables)	9 Months Ended
Sep. 30, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Abstract]
Schedule of Cash Equivalents and Marketable Securities

The following table summarizes the Company’s cash equivalents and marketable securities as of September 30, 2019, in thousands:

	Fair Value Measurements at September 30, 2019 Using:
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$1,722	$—	$—	$1,722
U.S. government securities	—	10,000	—	10,000
Corporate bonds	—	—	—	—
Commercial paper	—	7,978	—	7,978
Total cash equivalents	$1,722	$17,978	$—	$19,700
Marketable securities
Corporate bonds	$—	$266,379	$—	$266,379
Commercial paper	—	64,298.00	—	$64,298
Total marketable securities	$—	$330,677	$—	$330,677
Total	$1,722	$348,655	$—	$350,377

Schedule of Marketable Securities

The following table summarizes the Company’s marketable securities as of September 30, 2019, in thousands:

	At September 30, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government securities	$10,000	$—	$—	$10,000
Corporate bonds	266,154	301	(76)	266,379
Commercial paper	72,215	66	(5)	72,276
Total	$348,369	$367	$(81)	$348,655

Schedule of Available-for-Sale Debt Securities by contractual Maturity

The following table summarizes the Company’s available-for-sale debt securities by contractual maturity, as of September 30, 2019, in thousands:

At September 30, 2019
Due in one year	$264,453
Due after one year through three years	84,202
Total	$348,655